INVESTMENTS - Summary of Investments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
INVESTMENTS
Investments in associates and joint ventures	R$ 140,934	R$ 14,338
Goodwill	161,464
Other investments evaluated at fair value through other comprehensive income	20,048
Total investments accounted for using equity method	R$ 322,446	R$ 14,338